Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 210,073	$ 162,974	$ 123,519
Operating expenses:
Salaries and benefits	83,002	67,082	58,113
Other operating expenses	71,305	49,199	33,655
Impairment of trade name	0	13,400	0
Total operating expenses	154,307	129,681	91,768
Income from operations	55,766	33,293	31,751
Debt extinguishment costs	(3,679)	0	0
Interest expense	(12,414)	(13,530)	(15,230)
Interest income	64	125	118
Income before provision for income taxes	39,737	19,888	16,639
Provision for income taxes	16,786	7,516	6,664
Net income	22,951	12,372	9,975
Accrual for preferred stock dividends	2,038	6,495	5,771
Net income available to common shareholders	$ 20,913	$ 5,877	$ 4,204
Net income per share attributable to common shareholders (see Note 1)
Basic	$ 0.48	$ 0.14	$ 0.10
Diluted	$ 0.44	$ 0.13	$ 0.09
Weighted average shares (see Note 1)
Basic	43,985	42,962	42,962
Diluted	47,599	45,742	45,019